Share Capital	6 Months Ended
Jun. 30, 2026
Share Capital [Abstract]
SHARE CAPITAL

NOTE 6 - SHARE CAPITAL (*):

a.	Ordinary shares

1)	Rights of the Company’s ordinary shares

Each ordinary share is entitled to one vote. The holder of the ordinary shares is also entitled to receive dividends whenever funds are legally available, when and if declared by the Board of Directors. Since its inception, the Company has not declared any dividends.

2)	Changes in share capital

a)	On June 2, 2025, the Company completed a registered direct offering pursuant to which it issued and sold an aggregate of 120,000 ordinary shares to certain industrial investors, at a purchase price of $30.00 per share, for aggregate gross proceeds of $3,600. The total issuance costs accumulated to $498. In connection with the offering, the Company also issued in a concurrent private placement (i) 120,000 warrants to the investors, exercisable for 120,000 of the Company’s ordinary shares at an exercise price of $30.00 per share, and (ii) 7,200 warrants to the placement agent, exercisable for 7,200 of the Company’s ordinary shares, at an exercise price of $37.50 per share. The warrants will be exercisable for a period of three and one-half years. The Company accounted for the aforementioned warrants as freestanding instruments classified as part of the Company’s equity in accordance with ASC-480 and ASC-815-40.

b)	On February 6, 2026, the Company completed a registered direct offering pursuant to which it issued and sold an aggregate of 160,000 ordinary shares to certain investors, at a purchase price of $12.50 per share, for aggregate gross proceeds of $2,000. The total issuance costs accumulated to approximately $281. In connection with the offering, the Company also issued in a concurrent private placement (i) 160,000 unregistered Series A warrants to purchase 160,000 ordinary shares at an exercise price of $12.50 per share, exercisable for a period of five years, (ii) 160,000 unregistered Series B warrants to purchase 160,000 ordinary shares at an exercise price of $12.50 per share, exercisable for a period of eighteen months, and (iii) 9,600 warrants to the placement agent to purchase 9,600 ordinary shares at an exercise price of $15.625 per share, exercisable for a period of five years. The Company accounted for the aforementioned warrants as freestanding instruments classified as part of the Company’s equity.

c)	On June 29, 2026, the Company entered into a securities purchase agreement with certain investors for an aggregate investment amount of approximately $2,600 in a private placement (the “June 2026 Offering”).

As of June 30, 2026, the Company had received $660 on account of the securities to be issued pursuant to the June 2026 Offering. The amount was recorded within shareholders’ equity as additional paid-in capital, net of issuance costs incurred as of that date.

On July 6, 2026, the June 2026 Offering was completed. Upon closing, the Company issued 446,471 ordinary shares, pre-funded warrants to purchase 318,235 ordinary shares, Series A warrants to purchase 764,706 ordinary shares and Series B warrants to purchase 1,529,412 ordinary shares. The Company received the remaining gross proceeds of $1,940.

The pre-funded warrants have an exercise price of $0.001 per ordinary share, are immediately exercisable and do not expire until exercised in full. The Series A and Series B warrants have an exercise price of $3.40 per ordinary share and expire two years and five years, respectively, following the effective date of the registration statement covering the resale of the ordinary shares underlying such warrants. In connection with the June 2026 Offering, the Company also issued to the placement agent warrants to purchase up to 45,882 ordinary shares at an exercise price of $4.25 per ordinary share. The placement agent warrants are substantially on the same terms as the Series B warrants. Total issuance costs related to the June 2026 Offering amounted to approximately $364.

The Company determined that the pre-funded warrants, Series A warrants and Series B warrants issued in connection with the June 2026 Offering meet the criteria for equity classification. Accordingly, the related issuance costs were accounted for as a reduction of shareholders’ equity.

d)	During the six months ended June 30, 2026 and June 30, 2025, the Company issued 4,049 and 6,150 ordinary shares upon the vesting and settlement of 4,049 and 6,150 RSUs previously granted to employees and directors under the Company’s equity incentive plans, respectively.

b.	Share- based compensation

1)	Option plan

Under the Company’s new share award plan (the “2024 Plan”), the Company may grant its employees, directors and consultants with several equity-based awards, including options, shares, restricted shares, restricted share units, stock appreciation rights, performance units, performance shares and other stock or cash awards. The 2024 Plan is in effect for a term of ten (10) years from the date of adoption, i.e., until April 2034, unless earlier terminated by its administrator.

The Company still has options outstanding under its former Share Ownership and Option Plan (2010), or the 2010 Plan. These options were granted to employees, directors and consultants of the Company. Each option is exercisable into one ordinary share of the Company of NIS 1.50 par value.

2)	Options grants

In the six months ended June 30, 2026, and June 30, 2025, no options were granted.

During the six months ended June 30, 2026 and  June 30, 2025, no options were exercised.

The fair value of options vested during the six months ended June 30, 2026, and 2025 was $320 and $555, respectively.

The following table summarizes the activity in options granted to employees and directors for the six months period ended June 30, 2026:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value
Options outstanding at the beginning of the period	162,721	$56.40	3.75	$-
Expired	46,074	58.40	-	-
Forfeited	3,038	31.30	-	-
Options outstanding at the end of the period	113,609	$56.20	4.21	$-
Options exercisable at the end of the period	108,456	$57.00	4.01	$-

The following table summarizes the activity in options granted to consultants for the six months period ended June 30, 2026:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value
Options outstanding at the beginning of the period	4,700	$35.10	8.63	$-
Expired	-	-	-	-
Options outstanding at the end of the period	4,700	$35.10	8.13	$-
Options exercisable at the end of the period	1,000	$45.10	8.25	$-

3)	RSUs grants

In the six months ended June 30, 2025, no RSUs were granted.

The following table summarizes the activity in RSUs granted to employees and consultants under the 2024 Plan for the six months period ended June 30, 2026:

	Number of RSUs	Weighted Average Grant Date Fair Value
Unvested at the beginning of the period	43,373	$39.30
Granted	3,000	12.30
Vested and settled into ordinary shares	4,049	-
Forfeited	2,150	-
Unvested at the end of the period	40,174	$35.70

4)	The following table illustrates the effect of share-based compensation on the statements of operations:

	Six months ended June 30
	2026	2025
Cost of revenue	$-	$-
Research and development	192	251
General, administrative and marketing	153	487
	$345	$738

As of June 30, 2026, there was $668 of unrecognized compensation expense related to unvested RSUs and options. This amount is expected to be recognized over a weighted-average period of 1.37 years.

(*)	Adjusted to reflect the reverse stock splits, see Note 8.